Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 648,856,000
Previously Paid Amount	0
Total Fee Amount	99,339.85
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $648,856,000. The prospectus is a final prospectus for the related offering.
Net Fee	$ 99,339.85